Filed with the Securities and Exchange Commission on June 30, 2000

                                      1933 Act Registration File No.   333-33302
                                                      1940 Act File No. 811-9871

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      |X|

         Pre-Effective Amendment No.     3                                   |X|

         Post-Effective Amendment No.                                        |_|

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              |X|

         Amendment No.    3                                                  |X|


                               CULLEN FUNDS TRUST
               (Exact Name of Registrant as Specified in Charter)

                                645 Fifth Avenue
                               New York, NY 10022
              (Address of Principal Executive Offices) (Zip Code)
       Registrant's Telephone Number, including Area Code: (212) 843-0506

                                  Brooks Cullen
                                645 Fifth Avenue
                               New York, NY 10022
                     (Name and Address of Agent for Service)

                        Copies of all communications to:
                             Suzanne E. Riley, Esq.
                        Firstar Mutual Fund Services, LLC
                       615 East Michigan Street, 2nd Floor
                               Milwaukee, WI 53202

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of this Registration Statement.


It is proposed that this filing will become effective (check appropriate box)

_____   immediately upon filing pursuant to paragraph (b)

_____   on ___________ pursuant to paragraph (b)

_____   60 days after filing pursuant to paragraph (a)(1)

_____   on ____________ pursuant to paragraph (a)(1)

_____   75 days after filing pursuant to paragraph (a)(2)

_____   on ____________ pursuant to paragraph (a)(2) of Rule 485.

Title of securities being registered: Cullen Value Fund


         The Cullen Funds Trust (the "Registrant") hereby incorporates by reference to the Registrant's Pre-Effective Amendment No. 2 filed June 28, 2000, Part A, Part B and Part C of the Registrant's Registration Statement, with the exception of the financial statements and the consent of independent accountants.

         This Pre-Effective Amendment No. 3 is filed solely for the purpose of the Securities and Exchange Commission's review of the Registrant's financial statements and consent of independent accountants.


Accession No. 0000894189-00-000418
1933 Act Registration File No.   333-33302
1940 Act File No. 811-9871



                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
AS OF JUNE 27, 2000

ASSETS

Cash                                                                    $100,000
Receivable from adviser                                                   35,441
                                                               -----------------
                                                                         135,441

LIABILITIES

Accrued organizational expenses                                           35,441
                                                               -----------------

NET ASSETS                                                              $100,000
                                                               -----------------

Shares outstanding (no par value, unlimited shares authorized)            10,000
Net asset value and offering price per share                              $10.00
                                                               -----------------


The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS

FOR THE PERIOD FROM MARCH 25, 2000 (INCEPTION) THROUGH JUNE 27, 2000

Expenses:
Organizational expenses                                                 $35,441
Expenses reimbursed by adviser                                          (35,441)
                                                                   ------------

Net income/loss                                                         $  --
                                                                    ------------



The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION

The Cullen Funds Trust (the "Trust") was organized as a Delaware business trust on March 25, 2000 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers one series of shares to investors, the Cullen Value Fund (the "Fund"). Pursuant to the 1940 Act, the Fund is a "diversified" series of the Trust. The Fund's operations to date have been limited to organizational activities, and the receipt $100,000 of seed capital from a Trustee of the Fund.

1.       SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION COSTS

Expenses in connection with the organization of the Fund will be reimbursed by Cullen Capital Management LLC (the "Adviser"). These reimbursed expenses may be recovered by the Adviser in the future, subject to certain limitations (see Note
2).

FEDERAL INCOME TAXES

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax cost to the Fund.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

2.       INVESTMENT ADVISER

The Trust has an agreement with the Adviser, with whom certain officers and trustees of the Fund are affiliated, to furnish investment advisory services to the Fund. Under the terms of the agreement, the Fund compensates the Adviser for its management services at the annual rate of 1% of the Fund's average daily net assets. The Adviser has agreed, through July 1, 2002, to waive its fees and reimburse expenses to the extent that the Fund's total annual operating expenses exceed 2% of the Fund's average net assets. For a period of three years after the year in which the Adviser waives or reimburses expenses, the Adviser may seek reimbursement from the Fund to the extent that total annual Fund operating expenses are less than the expense limitation in effect at the time of the waiver or reimbursement.

3.       DISTRIBUTION PLAN

The Fund has adopted a Rule 12b-1 plan, which allows the Fund to pay distribution fees for the sale and distribution of its shares. The maximum level of distribution expenses is 0.25% per year of the Fund's average daily net asset value.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholder and Board of Trustees of Cullen Funds Trust


In our opinion, the accompanying statement of assets and liabilities and the related statement of operations present fairly, in all material respects, the financial position of Cullen Value Fund (comprising the Cullen Funds Trust, hereafter referred to as the "Fund") at June 27, 2000 and the results of its operations from the period March 25, 2000 (inception date) through June 27, 2000 , in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.

/s/ PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Milwaukee, Wisconsin
June 28, 2000


                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Pre-Effective Amendment No. 3 to be signed below on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York on the 30th day of June, 2000.

                               CULLEN FUNDS TRUST

                             BY: /S/ JAMES P. CULLEN
                                 -------------------
                                 James P. Cullen
                                    President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on June 30, 2000 by the following persons in the capacities indicated.

SIGNATURE                               TITLE

/S/ JAMES P. CULLEN                     Trustee
---------------------------
James P. Cullen

DR. CURTIS J. FLANAGAN*                 Trustee
---------------------------
(Dr. Curtis J. Flanagan)

MATTHEW J. DODDS*                       Trustee
---------------------------
(Matthew J. Dodds)

ROBERT J. GARRY*                        Trustee
---------------------------
(Robert J. Garry)

*BY JAMES P. CULLEN
---------------------------
James P. Cullen
Attorney in Fact